EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Feb. 28, 2023
Exploration And Evaluation Assets
Schedule of exploration and evaluation assets

	TLC Project	Falchani Project	Macusani Project	Total
	$	$	$	$
Balance, February 28, 2021	11,509,494	-	-	11,509,494

Additions:
Acquisition costs	13,753,060	93,737,781	16,534,354	124,025,195
Maintenance fees	11,058	-	-	11,058
Balance, February 28, 2022	25,273,612	93,737,781	16,534,354	135,545,747

Additions:
Acquisition costs	5,056,899	5,152,130	-	10,209,029
Royalty buyback	4,503,000	-	-	4,503,000

Balance, February 28, 2023	34,833,511	98,889,911	16,534,354	150,257,776